Related Party Transactions	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Related Party Transactions Disclosure [Text Block]
4.	Related Party Transactions

As of December 31, 2011 and October 31, 2011, our President is owed $42,000 for additional working capital. The amount is unsecured, non-interest bearing and due on demand.

NOTE 4: Related Party Transactions

During the nine months ended September 30, 2012, $42,000 was repaid to our former President for funds previously advanced to the Company for additional working capital.

On June 11, 2012, we borrowed $195,100 from our President under a convertible debenture with a face value of CAD$200,000. The convertible debenture matures June 11, 2013 and bears interest at 10%. At any time prior to the Maturity Date, if we complete an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, our President may elect to convert the debenture in whole or in part into common shares at the same price any shares are sold, or in the case of a convertible debenture, the price of the shares issuable upon conversion.The Company evaluated the convertible note for derivatives noting that as the conversion price cannot be determined until $500,000 in financing has been raised; the derivative liability cannot be determined as of September 30, 2012.

On July 27, 2012, pursuant to the terms of the Purchase Agreement, in exchange for the Assets, we issued to Sonoro Energy Ltd. a convertible debenture for CAD$250,000. The Debenture has a term of two years and is non-interest bearing. At any time after we have completed an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, the Debenture is convertible at the holder’s option into shares of our common stock. The conversion price of the Debenture will be equal to the price per share of the shares sold in the Qualified Financing or the conversion price of the shares issuable upon conversion of the convertible debentures sold in the Qualified Financing. As of September 30, 2012, the Qualified Financing had not occurred, as such no derivative liability was determined.

Note 3 – Related party transactions

During 2010, shareholders contributed $207,472 for the purchase of machinery. During 2011, shareholders contributed $327,578 for the building built by the Company in Albania.